Share-Based Compensation (Details) - Schedule of share-based compensation expense - Share based compensation [Member] - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	¥ 76,227	¥ 164,623
Cost of revenue [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	21,360	7,375
Selling and marketing [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	11,935	11,740
General and administrative [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	¥ 42,933	¥ 145,508